Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Trading assets
Disclosure of financial assets [line items]
Financial assets	314,842	289,159
Trading securities
Disclosure of financial assets [line items]
Financial assets	159,648	165,497
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	284,491	254,204
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	32,022	24,433
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	97,275	106,108
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	155,194	123,663
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	102,039	112,902
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	6,123	9,761
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	930,658	938,535
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 24,228	$ 25,194